Net Sectorial Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Net Sectorial Financial Assets And Liabilities
Net Sectorial Financial Assets and Liabilities

9.	Net Sectorial Financial Assets and Liabilities

9.1	Compositions of net sectorial financial assets and liabilities balances per tariff cycle

		12.31.2021		12.31.2020
	Current	Noncurrent	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2021
Portion A
Electricity purchased for resale - CVA Energ	-	-	(54,864)	(54,864)
Electricity purchased for resale - Itaipu	-	-	231,588	231,588
Transport of energy using the transmission system - basic grid	-	-	88,137	88,137
Transport of energy purchased from Itaipu	-	-	9,766	9,766
System Service Charges - ESS	-	-	11,266	11,266
Energy Development Account - CDE	-	-	(903)	(903)
Proinfa	-	-	(89)	(89)
Other financial components
Neutrality	-	-	27,923	27,923
Overcontracting	-	-	78,836	78,836
Hydrological risk	-	-	(143,147)	(143,147)
Tariff refunds	-	-	(76,144)	(76,144)
Other		-	1,096	1,096
	-	-	173,465	173,465
Sectorial financial assets - Electricity rate adjustment recoverable 2022
Portion A
Electricity purchased for resale - CVA Energ	(175,646)	(175,646)	-	-
Electricity purchased for resale - Itaipu	486,312	486,312	-	-
Transport of energy using the transmission system - basic grid	13,211	13,211	-	-
Transport of energy purchased from Itaipu	(929)	(929)	-	-
System Service Charges - ESS	253,471	253,471	-	-
Energy Development Account - CDE	(28,186)	(28,186)	-	-
Proinfa	(99)	(99)	-	-
Other financial components
Neutrality	23,702	23,702	-	-
Overcontracting	(62,531)	(62,531)	-	-
Hydrological risk	(183,739)	(183,739)	-	-
Tariff refunds	(39,014)	(39,014)	-	-
Itaipu Bonus	30,553	30,552	-	-
Other	66,635	66,636	-	-
	383,740	383,740	-	-
	383,740	383,740	173,465	173,465

		12.31.2021		12.31.2020
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Electricity rate adjustment recoverable 2020
Portion A
Electricity purchased for resale - CVA Energ	-	-	9,675	-
ESS	-	-	(3,401)	-
CDE	-	-	(66)	-
Proinfa	-	-	33	-
Transport of energy using the transmission system - basic grid	-	-	603	-
Transport of energy purchased from Itaipu	-	-	214	-
Other financial components	-
Offset of energy surplus/deficit under CCEAR bilateral contracts	-	-	36,395	-
Hydrological risk	-	-	(187,817)	-
Tariff refunds	-	-	(41,381)	-
Overcontracting	-	-	(26,995)	-
Neutrality	-	-	21,419	-
Other	-	-	2,612	-
	-	-	(188,709)	-
Sectorial financial liabilities - Tariff Review 2021
Portion A
Electricity purchased for resale - CVA Energ	(124,550)	-	-	-
ESS	24,338	-	-	-
CDE	37,586	-	-	-
Proinfa	10,699	-	-	-
Electricity purchased for resale - Itaipu	314,342	-	-	-
Transport of energy using the transmission system - basic grid	154,099	-	-	-
Transport of energy purchased from Itaipu	15,876	-	-	-
Other financial components		-	-	-
Refund Pis and Cofins credits	(337,350)	-	-	-
Hydrological risk	(236,674)	-	-	-
Tariff refunds	(55,116)	-	-	-
Overcontracting	46,466	-	-	-
Neutrality	33,773	-	-	-
Offset of energy surplus/deficit under CCEAR bilateral contracts	(184)	-	-	-
Other	(23,075)	-	-	-
	(139,770)	-	-	-
Sectorial financial liabilities - Tariff Review 2023
Financial components
Tariff refunds	-	(21,951)	-	-
Other	-	(87,556)
	-	(109,507)	-	-
Sectorial financial liabilities - Tariff Review 2024
Financial components
Tariff refunds	-	(21,951)	-	-
	-	(21,951)	-	-
Sectorial financial liabilities - Tariff Review 2025
Financial components
Tariff refunds	-	(21,951)	-	-
	-	(21,951)	-	-
	(139,770)	(153,409)	(188,709)	-

9.2	Changes in net sectorial financial assets and liabilities

	Balance as of	Operating revenues		Financial results	Tariff	Statement of Financial Position	Balance as of
	December 31, 2020	Constitution	Amortization	Updating	flags	Constitution	December 31, 2021
Portion A
Electricity purchased for resale - Itaipu	463,176	1,133,849	(348,804)	38,745	-	-	1,286,966
Electricity purchased for resale - CVA Energ	(100,053)	640,205	128,545	(1,303)	(1,143,236)	-	(475,842)
Transport of energy using the transmission system - basic grid	176,877	164,203	(170,538)	9,979	-	-	180,521
Transport of energy purchased from Itaipu	19,746	10,933	(17,746)	1,085	-	-	14,018
ESS	19,131	728,954	(23,429)	2,374	(195,750)	-	531,280
CDE	(1,872)	22,765	(41,260)	1,581	-	-	(18,786)
Proinfa	(145)	22,155	(11,812)	303	-	-	10,501
Other financial components
Refunds of Pis and Cofins (Note 13.2.1)	-	-	364,650	-	-	(702,000)	(337,350)
Neutrality	77,265	60,608	(57,925)	1,229	-	-	81,177
Offset of energy surplus/deficit under CCEAR bilateral contracts	36,395	(383)	(36,196)	-	-	-	(184)
Hydrological risk	(474,111)	(562,663)	443,644	(11,022)	-	-	(604,152)
Tariff refunds	(193,669)	(97,684)	100,956	(8,600)	-	-	(198,997)
Overcontracting	130,677	(99,743)	(23,230)	(2,220)	(84,080)	-	(78,596)
Itaipu bonus	-	60,065	-	220	-	(86,736)	(26,451)
Others	4,804	89,875	22,330	(213)	-	(6,600)	110,196
	158,221	2,173,139	329,185	32,158	(1,423,066)	(795,336)	474,301
Current assets	173,465						383,740
Noncurrent assets	173,465						383,740
Current liabilities	(188,709)						(139,770)
Noncurrent liabilities	-						(153,409)

	Balance as of	Operating revenues		Financial results	Write-offs Covid Account	Tariff	Balance as of
	January 1, 2020	Constitution	Amortization	Updating		flags	December 31, 2020
Portion A
Electricity purchased for resale - Itaipu	793,327	893,581	(354,300)	28,197	(897,629)	-	463,176
Electricity purchased for resale - CVA Energ	265,788	(242,246)	(253,482)	1,076	164,804	(35,993)	(100,053)
Transport of energy using the transmission system - basic grid	13,038	265,030	48,154	1,715	(151,060)	-	176,877
Transport of energy purchased from Itaipu	24,391	31,762	(10,503)	801	(26,705)	-	19,746
ESS	(264,949)	(72,032)	169,396	(8,854)	249,724	(54,154)	19,131
CDE	152,928	56,608	(102,027)	5,065	(114,446)	-	(1,872)
Proinfa	8,468	(21,615)	(8,856)	(181)	22,039	-	(145)
Other financial components
Neutrality	48,506	95,870	(52,843)	187	(14,455)	-	77,265
Offset of energy surplus/deficit under CCEAR bilateral contracts	40,192	75,917	(79,714)	-	-	-	36,395
Hydrological risk	(347,160)	(444,291)	322,432	(5,092)	-	-	(474,111)
Tariff refunds	(194,253)	(83,514)	88,269	(4,171)	-	-	(193,669)
Overcontracting	(168,123)	274,051	145,853	663	(101,788)	(19,979)	130,677
Others	(448)	6,927	(2,375)	700	-	-	4,804
	371,705	836,048	(89,996)	20,106	(869,516)	(110,126)	158,221
Current assets	355,570						173,465
Noncurrent assets	118,419						173,465
Current liabilities	-						(188,709)
Noncurrent liabilities	(102,284)						-